Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the section titled “Executive Compensation–Compensation Discussion and Analysis.”

Year (1) (a)	Summary Compensation Table Total for PEO (2)		Compensation Actually Paid to PEO (3)		Average Summary Compensation Table Total for Non-PEO NEOs (4) (d)	Average Compensation Actually Paid to Non-PEO NEOs (5) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (Millions) (8) (h)	Relative Total Shareholder Return (9) (i)
	Musslewhite (2) (b)	Krantz (2) (b)	Musslewhite (3) (c)	Krantz (3) (c)			Total Shareholder Return (6) (f)	Peer Group Total Shareholder Return (7) (g)
2022	$17,540,044	$820,925	$(4,395,156)	$(10,363,542)	$2,386,881	$(1,943,290)	$25.38	$44.79	$(22.3)	53 rd Percentile
2021	— (10)	$5,953,030	— (10)	$13,840,653	$16,101,545	$18,839,018	$63.13	$80.13	$(61.3)	21 st Percentile

(1)	We were not a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act prior to 2021, and as such, we have not included any information in this table for 2020.
(2)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Messrs. Musslewhite and Krantz (each of whom served as Chief Executive Officer during fiscal year 2022) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation Tables—Summary Compensation Table.” Mr. Musslewhite joined the Company in October 2021 as President and was appointed Chief Executive Officer effective August 1, 2022.

(3)
The dollar amounts reported in column (c) represent the
amount
of “compensation actually paid” to Messrs. Musslewhite and Krantz, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Messrs. Musslewhite and Krantz’s respective total compensation to determine the compensation actually paid in the applicable year:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
Robert Musslewhite
2022	$17,540,044	$(16,830,969)	$(5,104,231)	$(4,395,156)
Jason Krantz
2022	$820,925	—	$(11,184,467)	$(10,363,542)
2021	$5,953,030	$(5,200,011)	$13,087,634	$13,840,653

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Robert Musslewhite
2022	$6,899,038	$(9,443,605)	—	$(2,559,664)	—	—	$(5,104,231)
Jason Krantz
2022	—	$(8,026,584)	—	$(1,841,998)	$(1,315,885)	—	$(11,184,467)
2021	$5,263,567	$7,824,067	—	—	—	—	$13,087,634

(4)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Richard Booth, Joseph Mirisola, Kate Shamsuddin Jensen, David Samuels, and Jonathan Maack; and (ii) for 2021, Robert Musslewhite and Richard Booth.

(5)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz) during the applicable year. The following adjustments were made to average total compensation for the NEOs as a group (excluding, in the case of 2022, Messrs. Musslewhite and
K
rantz, and in the case of 2021, Mr. Krantz) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,386,881	$(1,864,057)	$(2,466,114)	$(1,943,290)
2021	$16,101,545	$(15,769,215)	$18,506,688	$18,839,018

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2022	$1,200,774	$(2,665,280)	—	$(296,948)	$(704,660)	—	$(2,466,114)
2021	$18,506,688	—	—	—	—	—	$18,506,688

(6)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. For purposes of the Company’s 2021 cumulative TSR, the measurement period begins at the Company’s September 2021 initial public offering.

(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for both 2021 and 2022 is the 2022 Compensation Peer Group as defined and described under “Compensation Discussion & Analysis” above. The 2022 Compensation Peer Group was used a reference point both for 2021 compensation
decisions m
ade at the time of and following our initial public offering and for nearly all 2022 compensation decisions. The Updated 2022 Compensation Peer Group, as also defined and described under “Compensation Discussion & Analysis” above, was used a reference point in 2022 solely for decisions made with respect to Mr. Maack’s new-hire compensation. Two-year TSR for the Updated 2022 Compensation Peer Group, assuming a $100 initial investment on December 31, 2020, would have been $41.43.
(8)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(9)
We utilized relative TSR for Mr. Musslewhite’s Promotion PSUs. Relative TSR refers to the Company’s TSR versus the Nasdaq Composite index of SaaS and Health Care Information Technology companies, as described under “Compensation Discussion & Analysis – Long-Term Equity Incentives” above. We did not use any financial performance measures within the meaning of Item 402(v) of Regulation
S-K
to link Compensation Actually Paid as reported in the table above to our other NEOs in 2022, and therefore we have not included any other “Company-Selected Measure” in the table above.

(10)
Mr. Musslewhite was not our principal executive officer during 2021 and as such, no amount is shown for Mr. Musslewhite in columns (b) and (c) for 2021. Instead, Mr. Musslewhite’s compensation during 2021 is included as part of the average non-PEO
NEO compensation in columns (d) and (e).

Company Selected Measure Name	Relative Total Shareholder Return
Named Executive Officers, Footnote [Text Block]	(i) for 2022, Richard Booth, Joseph Mirisola, Kate Shamsuddin Jensen, David Samuels, and Jonathan Maack; and (ii) for 2021, Robert Musslewhite and Richard Booth.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for both 2021 and 2022 is the 2022 Compensation Peer Group as defined and described under “Compensation Discussion & Analysis” above. The 2022 Compensation Peer Group was used a reference point both for 2021 compensation
decisions m
ade at the time of and following our initial public offering and for nearly all 2022 compensation decisions. The Updated 2022 Compensation Peer Group, as also defined and described under “Compensation Discussion & Analysis” above, was used a reference point in 2022 solely for decisions made with respect to Mr. Maack’s new-hire compensation. Two-year TSR for the Updated 2022 Compensation Peer Group, assuming a $100 initial investment on December 31, 2020, would have been $41.43.

Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the
amount
of “compensation actually paid” to Messrs. Musslewhite and Krantz, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Messrs. Musslewhite and Krantz’s respective total compensation to determine the compensation actually paid in the applicable year:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
Robert Musslewhite
2022	$17,540,044	$(16,830,969)	$(5,104,231)	$(4,395,156)
Jason Krantz
2022	$820,925	—	$(11,184,467)	$(10,363,542)
2021	$5,953,030	$(5,200,011)	$13,087,634	$13,840,653

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Robert Musslewhite
2022	$6,899,038	$(9,443,605)	—	$(2,559,664)	—	—	$(5,104,231)
Jason Krantz
2022	—	$(8,026,584)	—	$(1,841,998)	$(1,315,885)	—	$(11,184,467)
2021	$5,263,567	$7,824,067	—	—	—	—	$13,087,634

Non-PEO NEO Average Total Compensation Amount	$ 2,386,881	$ 16,101,545
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,943,290)	18,839,018
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding, in the case of 2022, Messrs. Musslewhite and Krantz, and in the case of 2021, Mr. Krantz) during the applicable year. The following adjustments were made to average total compensation for the NEOs as a group (excluding, in the case of 2022, Messrs. Musslewhite and
K
rantz, and in the case of 2021, Mr. Krantz) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,386,881	$(1,864,057)	$(2,466,114)	$(1,943,290)
2021	$16,101,545	$(15,769,215)	$18,506,688	$18,839,018

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2022	$1,200,774	$(2,665,280)	—	$(296,948)	$(704,660)	—	$(2,466,114)
2021	$18,506,688	—	—	—	—	—	$18,506,688

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The following graph sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The following graph sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s net income over the two most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
PEO Compensation Actually Paid and Relative Total Shareholder Return
The following graph sets forth the relationship between Compensation Actually Paid to Robert Musslewhite, one of our PEOs during 2022, and the Company’s TSR relative to the TSR of the Nasdaq Composite index of SaaS and Health Care Information Technology companies, over the two most recently completed fiscal years. The Company did not link relative TSR, or any other financial performance measure within the meaning of Item 402(v) of Regulation
S-K,
to the 2022 Compensation Actually Paid (as reported above) to Mr. Krantz, our other 2022 PEO, or to our non-PEO
NEOs.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph compares our cumulative TSR over the two most recently completed fiscal years to that of the 2022 Compensation Peer Group over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Performance Measures
The following table presents financial and
non-financial
performance measures that the Company considers to be the most important in linking Compensation Actually Paid to our NEOs for 2022 to Company performance.

2022 Most Important Performance Measures (Unranked)
Relative Total Shareholder Return
Annual Recurring Revenue
Net Dollar Retention
Enterprise Customer Growth

Total Shareholder Return Amount	$ 25.38	63.13
Peer Group Total Shareholder Return Amount	44.79	80.13
Net Income (Loss)	$ (22,300,000)	$ (61,300,000)
Company Selected Measure Amount	53	21
Total Shareholder Return Compensation Amount	$ 41.43
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Non-GAAP Measure Description [Text Block]	We utilized relative TSR for Mr. Musslewhite’s Promotion PSUs. Relative TSR refers to the Company’s TSR versus the Nasdaq Composite index of SaaS and Health Care Information Technology companies, as described under “Compensation Discussion & Analysis – Long-Term Equity Incentives” above. We did not use any financial performance measures within the meaning of Item 402(v) of Regulation
S-K
	to link Compensation Actually Paid as reported in the table above to our other NEOs in 2022, and therefore we have not included any other “Company-Selected Measure” in the table above.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Annual Recurring Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Dollar Retention
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Enterprise Customer Growth
Musslewhite [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 17,540,044
PEO Actually Paid Compensation Amount	$ (4,395,156)
PEO Name	Messrs. Musslewhite
Krantz [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 820,925	$ 5,953,030
PEO Actually Paid Compensation Amount	$ (10,363,542)	13,840,653
PEO Name	Mr. Krantz
PEO [Member] | Musslewhite [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (16,830,969)
PEO [Member] | Musslewhite [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,104,231)
PEO [Member] | Musslewhite [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,899,038
PEO [Member] | Musslewhite [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,443,605)
PEO [Member] | Musslewhite [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,559,664)
PEO [Member] | Krantz [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,200,011)
PEO [Member] | Krantz [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,184,467)	13,087,634
PEO [Member] | Krantz [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,263,567
PEO [Member] | Krantz [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,026,584)	7,824,067
PEO [Member] | Krantz [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,841,998)
PEO [Member] | Krantz [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,315,885)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,864,057)	(15,769,215)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,466,114)	18,506,688
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,200,774	$ 18,506,688
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,665,280)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(296,948)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (704,660)